UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

John Hancock
INVESTMENTS

John Hancock Lifestyle Portfolios

QUARTERLY PORTFOLIO HOLDINGS

9.30.2013

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - September 30, 2013 (Unaudited)
(showing percentage of total net assets)

Lifestyle Aggressive Portfolio

	Shares	Value
AFFILIATED INVESTMENT COMPANIES - 100.0%
EQUITY - 95.9%

John Hancock Funds II (G) - 82.6%
All Cap Core, Class NAV (QS Investors)	10,615,810	$128,663,612
All Cap Value, Class NAV (Lord Abbett)	5,900,521	82,607,290
Alpha Opportunities, Class NAV
(Wellington)	18,967,125	252,073,089
Blue Chip Growth, Class NAV (T. Rowe
Price)	7,133,491	218,213,485
Capital Appreciation Value, Class NAV
(T.Rowe Price)	12,118,085	153,778,504
Capital Appreciation, Class NAV
(Jennison)	11,469,502	183,626,733
China Emerging Leaders, Class NAV
(Atlantis)	6,498,669	58,877,944
Emerging Markets Debt Fund, Class NAV
(DFA)	33,327,956	342,611,386
Equity-Income, Class NAV (T. Rowe
Price)	8,874,551	169,237,682
Fundamental Global Franchise, Class NAV
(John Hancock1)(A)	3,107,321	39,338,687
Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	9,718,050	127,986,718
Fundamental Value, Class NAV (Davis)	7,677,210	149,014,639
Global Equity, Class NAV (John
Hancock1) (A)(I)	3,875,105	40,029,832
Global Real Estate, Class NAV (Deutsche)	2,497,918	21,606,987
Health Sciences, Class NAV (T. Rowe
Price)	4,161,188	78,230,344
International Growth Opportunities Fund,
Class NAV (Baillie Gifford)	5,159,112	69,183,696
International Growth Stock, Class NAV
(Invesco)	7,811,787	101,084,518
International Small Cap, Class NAV
(Franklin Templeton)	4,689,228	85,156,376
International Small Company, Class NAV
(DFA)	8,667,639	85,636,269
International Value, Class NAV
(Templeton)	12,232,017	204,886,285
Mid Cap Stock, Class NAV (Wellington)	8,097,766	180,175,301
Mid Value, Class NAV (T. Rowe Price)	7,981,885	124,517,399
Mutual Shares, Class NAV (Franklin)	4,423,045	61,082,252
Natural Resources, Class NAV (RS
Investments/Wellington)	5,115,858	87,327,701
Real Estate Equity, Class NAV (T. Rowe
Price)	2,158,852	20,940,866
Redwood, Class NAV (Allianz)	2,815,106	31,810,693
Science & Technology, Class NAV (T.
Rowe Price/Allianz) (I)	11,157,168	134,109,161
Small Cap Growth, Class NAV
(Wellington)	3,228,325	35,091,897
Small Cap Opportunities, Class NAV
(Invesco/DFA)	832,791	25,033,710
Small Cap Value, Class NAV (Wellington)	1,383,543	27,103,616
Small Company Growth, Class NAV
(Invesco)	1,653,527	31,962,683
Small Company Value, Class NAV (T.
Rowe Price)	1,160,323	40,448,847
Technical Opportunities, Class NAV
(Wellington) (I)	7,973,994	114,347,077
U.S. Equity, Class NAV (GMO)	5,463,258	72,606,700
Value, Class NAV (Invesco)	4,487,379	51,918,978

	Shares	Value
John Hancock Funds III (G) - 12.4%
Disciplined Value, Class NAV (Robeco)	4,646,030	$80,190,473
Global Shareholder Yield, Class NAV
(Epoch)	4,214,747	47,921,673
International Core, Class NAV (GMO)	3,552,599	118,123,926
International Value Equity, Class NAV
(John Hancock1)(A)	6,991,634	65,231,941
Rainier Growth, Class NAV (Rainier)	2,436,172	67,774,299
Strategic Growth, Class NAV (John
Hancock1) (A)	11,205,203	162,923,648

John Hancock Investment Trust (G) - 0.9%
Small Cap Intrinsic Value, Class NAV
(John Hancock1) (A)(I)	3,064,577	41,187,918

Alternative - 4.1%

John Hancock Funds (G) - 1.2%
Financial Industries, Class NAV (John
Hancock1) (A)	3,541,768	53,374,438

John Hancock Funds II (G) - 2.9%
Currency Strategies, Class NAV (First
Quadrant)	8,470,493	85,213,162
Global Absolute Return Strategies, Class
NAV (Standard Life)	3,818,373	41,391,168

Total Investments (Lifestyle Aggressive Portfolio) (Cost
$3,219,550,432) - 100.0%		$4,393,653,603

Other assets and liabilities, net - 0.0%		(190,990)

TOTAL NET ASSETS - 100.0%		$4,393,462,613

1

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - September 30, 2013 (Unaudited)
(showing percentage of total net assets)

Lifestyle Growth Portfolio

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%
EQUITY - 80.5%

John Hancock Funds II (G) - 69.1%
All Cap Core, Class NAV (QS Investors)	24,927,198	$302,117,640
All Cap Value, Class NAV (Lord Abbett)	15,332,920	214,660,887
Alpha Opportunities, Class NAV
(Wellington)	46,365,388	616,196,007
Blue Chip Growth, Class NAV (T. Rowe
Price)	19,109,800	584,568,780
Capital Appreciation, Class NAV
(Jennison)	30,680,150	491,189,202
Capital Appreciation Value, Class NAV
(T.Rowe Price)	45,946,336	583,059,010
China Emerging Leaders, Class NAV
(Atlantis)	14,419,766	130,643,081
Emerging Markets, Class NAV (DFA)	76,707,379	788,551,853
Equity-Income, Class NAV (T. Rowe
Price)	23,474,939	447,667,080
Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	10,563,389	133,732,504
Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	26,416,216	347,901,570
Fundamental Value, Class NAV (Davis)	17,569,022	341,014,709
Global Equity, Class NAV (John
Hancock1)(A) (I)	10,082,179	104,148,905
Global Real Estate, Class NAV (Deutsche)	9,190,485	79,497,693
Health Sciences, Class NAV (T. Rowe
Price)	10,943,740	205,742,315
International Growth Opportunities, Class
NAV (Baillie Gifford)	12,234,167	164,060,186
International Growth Stock, Class NAV
(Invesco)	18,500,225	239,392,915
International Small Cap, Class NAV
(Franklin Templeton)	10,340,099	187,776,205
International Small Company, Class NAV
(DFA)	19,501,540	192,675,211
International Value, Class NAV
(Templeton)	29,078,009	487,056,647
Mid Cap Stock, Class NAV (Wellington)	20,350,283	452,793,798
Mid Value, Class NAV (T. Rowe Price)	20,125,432	313,956,742
Mutual Shares, Class NAV (Franklin)	11,737,691	162,097,512
Natural Resources, Class NAV (RS
Investments/Wellington)	11,442,974	195,331,574
Real Estate Equity, Class NAV (T. Rowe
Price)	6,303,112	61,140,184
Redwood, Class NAV (Allianz)	8,718,862	98,523,136
Science & Technology, Class NAV (T.
Rowe Price/Allianz) (I)	28,527,775	342,903,858
Small Cap Growth, Class NAV
(Wellington)	6,624,638	72,009,810
Small Cap Opportunities, Class NAV
(Invesco/DFA)	1,711,097	51,435,579
Small Cap Value, Class NAV (Wellington)	2,856,157	55,952,119
Small Company Growth, Class NAV
(Invesco)	3,370,498	65,151,733
Small Company Value, Class NAV (T.
Rowe Price)	2,391,214	83,357,723
Technical Opportunities, Class NAV
(Wellington) (I)	21,077,264	302,247,962

	Shares	Value

U.S. Equity, Class NAV (GMO)	22,694,690	$301,612,432
Value, Class NAV (Invesco)	11,418,598	132,113,176

John Hancock Funds III (G) - 10.8%
Disciplined Value, Class NAV (Robeco)	12,100,473	208,854,170
Global Shareholder Yield, Class NAV
(Epoch)	17,679,001	201,010,241
International Core, Class NAV (GMO)	8,384,842	278,796,011
International Value Equity, Class NAV
(John Hancock1) (A)	16,668,241	155,514,684
Rainier Growth, Class NAV (Rainier)	6,516,899	181,300,128
Strategic Growth, Class NAV (John
Hancock1) (A)	29,526,522	429,315,630

John Hancock Investment Trust (G) - 0.6%
Small Cap Intrinsic Value, Class NAV
(John Hancock1) (A) (I)	6,334,368	85,133,902

FIXED INCOME - 15.7%

John Hancock Funds II (G) - 15.7%
Active Bond, Class NAV (John
Hancock1/Declaration) (A)	22,716,159	229,206,040
Asia Total Return Bond, Class NAV (John
Hancock1) (A) (I)	9,173,194	86,686,679
Emerging Markets Debt Fund, Class NAV
(John Hancock1) (A)	4,383,162	42,078,354
Floating Rate Income, Class NAV
(WAMCO)	40,910,178	382,919,265
Global Bond, Class NAV (PIMCO)	4,321,276	51,898,524
Global High Yield, Class NAV (Stone
Harbor)	9,667,459	96,384,561
High Income, Class NAV (John Hancock1)
(A)	17,307,950	140,367,476
High Yield, Class NAV (WAMCO)	14,386,456	132,211,533
Real Return Bond, Class NAV (PIMCO)	5,564,302	63,989,467
Short Duration Credit Opportunities Fund,
Class NAV (Stone Harbor)	15,671,902	160,323,553
Spectrum Income, Class NAV (T. Rowe
Price)	13,694,550	150,503,109
Strategic Income Opportunities, Class
NAV (John Hancock1) (A)	21,648,274	234,450,812
Total Return, Class NAV (PIMCO)	16,528,158	228,419,149
U.S. High Yield Bond, Class NAV (Wells
Capital)	9,840,340	121,331,390

ALTERNATIVE - 3.8%

John Hancock Funds (G) - 1.0%
Financial Industries, Class NAV (John
Hancock1) (A)	8,795,527	132,548,591

John Hancock Funds II (G) - 2.8%
Currency Strategies, Class NAV (First
Quadrant)	25,115,341	252,660,331
Global Absolute Return Strategies, Class
NAV (Standard Life)	11,608,616	125,837,400

Total Investments (Lifestyle Growth Portfolio) (Cost
$10,320,498,017) - 100.0%		$13,504,020,738

Other assets and liabilities, net - 0.0%		688,687

TOTAL NET ASSETS - 100.0%		$13,504,709,425

2

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - September 30, 2013 (Unaudited)
(showing percentage of total net assets)

Lifestyle Balanced Portfolio

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%
EQUITY - 60.2%

John Hancock Funds II (G) - 51.3%
All Cap Core, Class NAV (QS Investors)	13,345,519	$161,747,695
All Cap Value, Class NAV (Lord Abbett)	14,422,115	201,909,612
Alpha Opportunities, Class NAV
(Wellington)	29,693,191	394,622,507
Blue Chip Growth, Class NAV (T. Rowe
Price)	14,823,897	453,463,003
Capital Appreciation, Class NAV
(Jennison)	23,647,002	378,588,507
Capital Appreciation Value, Class NAV (T.
Rowe Price)	44,291,118	562,054,290
China Emerging Leaders, Class NAV
(Atlantis)	10,775,507	97,626,090
Emerging Markets, Class NAV (DFA)	56,124,190	576,956,670
Equity-Income, Class NAV (T. Rowe
Price)	17,848,751	340,375,678
Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	10,286,380	130,225,573
Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	20,776,008	273,620,024
Fundamental Value, Class NAV (Davis)	12,320,847	239,147,645
Global Equity, Class NAV (John
Hancock1) (A) (I)	9,737,523	100,588,610
Global Real Estate, Class NAV (Deutsche)	12,321,971	106,585,051
Health Sciences, Class NAV (T. Rowe
Price)	9,728,781	182,901,085
International Growth Opportunities, Class
NAV (Baillie Gifford)	10,330,343	138,529,901
International Growth Stock, Class NAV
(Invesco)	15,302,543	198,014,913
International Small Cap, Class NAV
(Franklin Templeton)	8,057,955	146,332,463
International Small Company, Class NAV
(DFA)	15,092,172	149,110,662
International Value, Class NAV
(Templeton)	23,732,466	397,518,809
Mid Cap Stock, Class NAV (Wellington)	14,532,394	323,345,764
Mid Value, Class NAV (T. Rowe Price)	13,923,753	217,210,554
Mutual Shares, Class NAV (Franklin)	9,141,611	126,245,645
Natural Resources, Class NAV (RS
Investments/Wellington)	11,621,310	198,375,760
Real Estate Equity, Class NAV (T. Rowe
Price)	6,901,446	66,944,029
Redwood, Class NAV (Allianz)	9,368,420	105,863,148
Science & Technology, Class NAV (T.
Rowe Price/Allianz) (I)	24,346,234	292,641,737
Small Cap Growth, Class NAV
(Wellington)	5,317,088	57,796,743
Small Cap Opportunities, Class NAV
(Invesco/DFA)	1,362,936	40,969,843
Small Cap Value, Class NAV (Wellington)	2,290,652	44,873,873
Small Company Growth, Class NAV
(Invesco)	2,687,217	51,943,908
Small Company Value, Class NAV (T.
Rowe Price)	1,929,038	67,246,271
Technical Opportunities, Class NAV
(Wellington) (I)	12,286,553	176,189,176

U.S. Equity, Class NAV (GMO)	22,119,257	293,964,924

	Shares	Value

Value, Class NAV (Invesco)	8,660,125	$100,197,650

John Hancock Funds III (G) - 8.4%
Disciplined Value, Class NAV (Robeco)	9,244,969	159,568,165
Global Shareholder Yield, Class NAV
(Epoch)	18,226,407	207,234,246
International Core, Class NAV (GMO)	6,917,349	230,001,847
International Value Equity, Class NAV
(John Hancock1) (A)	14,279,773	133,230,280
Rainier Growth, Class NAV (Rainier)	5,158,573	143,511,508
Strategic Growth, Class NAV (John
Hancock1) (A)	22,944,400	333,611,580

John Hancock Investment Trust (G) - 0.5%
Small Cap Intrinsic Value, Class NAV
(John Hancock1) (A) (I)	5,077,995	68,248,248

FIXED INCOME - 35.7%

John Hancock Funds II (G) - 35.7%
Active Bond, Class NAV (John
Hancock1/Declaration) (A)	61,518,991	620,726,620
Asia Total Return Bond, Class NAV (John
Hancock1) (A) (I)	16,251,115	153,573,033
Core Bond, Class NAV (Wells Capital)	14,161,503	179,426,238
Emerging Markets Debt Fund, Class NAV
(John Hancock1) (A)	6,944,524	66,667,428
Floating Rate Income, Class NAV
(WAMCO)	87,828,880	822,078,317
Global Bond, Class NAV (PIMCO)	14,807,072	177,832,933
Global High Yield, Class NAV (Stone
Harbor)	17,237,633	171,859,201
High Income, Class NAV (John Hancock1)
(A)	28,681,846	232,609,768
High Yield, Class NAV (WAMCO)	26,010,273	239,034,409
Investment Quality Bond, Class NAV
(Wellington)	8,580,887	104,772,634
Real Return Bond, Class NAV (PIMCO)	12,481,825	143,540,990
Short Duration Credit Opportunities Fund,
Class NAV (Stone Harbor)	43,300,793	442,967,109
Spectrum Income, Class NAV (T. Rowe
Price)	40,434,813	444,378,599
Strategic Income Opportunities, Class
NAV (John Hancock1) (A)	46,227,765	500,646,699
Total Return, Class NAV (PIMCO)	45,055,040	622,660,649
U.S. High Yield Bond, Class NAV (Wells
Capital)	17,862,694	220,247,013

ALTERNATIVE - 4.1%

John Hancock Funds - 0.8%
Financial Industries, Class NAV (John
Hancock1) (A)	7,056,849	106,346,719

John Hancock Funds II (G) - 3.3%
Currency Strategies, Class NAV (First
Quadrant)	30,415,027	305,975,175
Global Absolute Return Strategies, Class
NAV (Standard Life)	15,727,095	170,481,712

Total Investments (Lifestyle Balanced Portfolio) (Cost
$11,597,527,523) - 100.0%		$14,394,958,933

Other assets and liabilities, net - 0.0%		1,406,596

TOTAL NET ASSETS - 100.0%		$14,396,365,529

3

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - September 30, 2013 (Unaudited)
(showing percentage of total net assets)

Lifestyle Moderate Portfolio

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%
EQUITY - 40.5%

John Hancock Funds II (G) - 35.3%
All Cap Value, Class NAV (Lord Abbett)	4,927,482	$68,984,744
Alpha Opportunities, Class NAV
(Wellington)	6,886,366	91,519,803
Blue Chip Growth, Class NAV (T. Rowe
Price)	3,647,406	111,574,137
Capital Appreciation, Class NAV
(Jennison)	5,934,840	95,016,796
Capital Appreciation Value, Class NAV
(T.Rowe Price)	12,939,399	164,200,969
Emerging Markets, Class NAV (DFA)	10,824,942	111,280,402
Equity-Income, Class NAV (T. Rowe
Price)	6,182,948	117,908,813
Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	2,626,646	33,253,339
Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	6,114,381	80,526,403
Fundamental Value, Class NAV (Davis)	3,483,018	67,605,373
Global Equity, Class NAV (John
Hancock1) (A) (I)	2,491,066	25,732,707
Global Real Estate, Class NAV (Deutsche)	2,669,664	23,092,596
International Growth Opportunities, Class
NAV (Baillie Gifford)	2,173,519	29,146,887
International Growth Stock, Class NAV
(Invesco)	3,326,497	43,044,865
International Small Cap, Class NAV
(Franklin Templeton)	1,740,474	31,607,014
International Small Company, Class NAV
(DFA)	3,210,084	31,715,631
International Value, Class NAV
(Templeton)	5,198,519	87,075,193
Mid Cap Stock, Class NAV (Wellington)	3,196,638	71,125,196
Mid Value, Class NAV (T. Rowe Price)	3,765,928	58,748,478
Natural Resources, Class NAV (RS
Investments/Wellington)	2,705,635	46,185,192
Real Estate Equity, Class NAV (T. Rowe
Price)	2,263,301	21,954,019
Redwood, Class NAV (Allianz)	3,509,052	39,652,290
Small Cap Growth, Class NAV
(Wellington)	1,423,371	15,472,039
Small Cap Value, Class NAV (Wellington)	609,089	11,932,046
Small Company Growth, Class NAV
(Invesco)	704,844	13,624,632
Small Company Value, Class NAV (T.
Rowe Price)	504,751	17,595,612
U.S. Equity, Class NAV (GMO)	7,272,817	96,655,742

John Hancock Funds III (G) - 5.2%
Global Shareholder Yield, Class NAV
(Epoch)	4,455,226	50,655,919
International Core, Class NAV (GMO)	1,521,789	50,599,491
International Value Equity, Class NAV
(John Hancock1) (A)	2,936,368	27,396,310
Rainier Growth, Class NAV (Rainier)	1,343,056	37,363,821
Strategic Growth, Class NAV (John
Hancock1) (A)	4,986,984	72,510,752

	Shares	Value

FIXED INCOME - 55.5%

John Hancock Funds II (G) - 55.5%
Active Bond, Class NAV (John
Hancock1/Declaration) (A)	34,728,905	$350,414,649
Asia Total Return Bond, Class NAV (John
Hancock1) (A) (I)	7,232,142	68,343,742
Core Bond, Class NAV (Wells Capital)	9,260,622	117,332,084
Emerging Markets Debt Fund, Class NAV
(John Hancock1) (A)	3,500,125	33,601,197
Floating Rate Income, Class NAV
(WAMCO)	43,497,326	407,134,974
Global Bond, Class NAV (PIMCO)	9,286,541	111,531,356
Global High Yield, Class NAV (Stone
Harbor)	7,482,712	74,602,643
High Income, Class NAV (John Hancock1)
(A)	12,551,700	101,794,288
High Yield, Class NAV (WAMCO)	11,218,911	103,101,795
Investment Quality Bond, Class NAV
(Wellington)	6,985,843	85,297,144
Real Return Bond, Class NAV (PIMCO)	5,531,534	63,612,642
Short Duration Credit Opportunities Fund,
Class NAV (Stone Harbor)	17,666,986	180,733,263
Spectrum Income, Class NAV (T. Rowe
Price)	16,028,850	176,157,058
Strategic Income Opportunities, Class
NAV (John Hancock1) (A)	19,063,827	206,461,251
Total Return, Class NAV (PIMCO)	25,363,144	350,518,655
U.S. High Yield Bond, Class NAV (Wells
Capital)	7,630,084	94,078,930

ALTERNATIVE - 4.0%

John Hancock Funds II (G) - 4.0%
Currency Strategies, Class NAV (First
Quadrant)	10,732,554	107,969,498
Global Absolute Return Strategies, Class
NAV (Standard Life)	6,925,060	75,067,649

Total Investments (Lifestyle Moderate Portfolio) (Cost
$3,963,490,343) - 100.0%		$4,552,510,029

Other assets and liabilities, net - 0.0%		(138,603)

TOTAL NET ASSETS - 100.0%		$4,552,371,426

4

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - September 30, 2013 (Unaudited)
(showing percentage of total net assets)

Lifestyle Conservative Portfolio

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%
EQUITY - 19.8%

John Hancock Funds II (G) - 18.5%
All Cap Value, Class NAV (Lord Abbett)	484,215	$6,779,009
Blue Chip Growth, Class NAV (T. Rowe
Price)	3,480,072	106,455,414
Capital Appreciation Value, Class NAV
(T.Rowe Price)	6,505,442	82,554,061
Emerging Markets, Class NAV (DFA)	3,686,206	37,894,194
Equity-Income, Class NAV (T. Rowe
Price)	4,229,987	80,665,848
Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	1,406,009	17,800,078
Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	517,451	6,814,826
Fundamental Value, Class NAV (Davis)	2,684,539	52,106,903
Global Equity, Class NAV (John
Hancock1) (A) (I)	1,754,039	18,119,223
Global Real Estate, Class NAV (Deutsche)	2,190,416	18,947,097
International Growth Stock, Class NAV
(Invesco)	2,440,748	31,583,284
International Value, Class NAV
(Templeton)	3,309,837	55,439,763
Mid Cap Stock, Class NAV (Wellington)	1,277,332	28,420,646
Mid Value, Class NAV (T. Rowe Price)	1,231,821	19,216,411
Natural Resources, Class NAV (RS
Investments/Wellington)	1,109,965	18,947,097
Real Estate Equity, Class NAV (T. Rowe
Price)	1,766,831	17,138,258
Redwood, Class NAV (Allianz)	2,942,134	33,246,111
Small Cap Growth, Class NAV
(Wellington)	871,532	9,473,549
Small Company Value, Class NAV (T.
Rowe Price)	264,316	9,214,071
U.S. Equity, Class NAV (GMO)	4,018,096	53,400,498

John Hancock Funds III (G) - 1.3%
Global Shareholder Yield, Class NAV
(Epoch)	2,329,415	26,485,449
International Core, Class NAV (GMO)	743,470	24,720,364

FIXED INCOME - 75.5%

John Hancock Funds II (G) - 75.5%
Active Bond, Class NAV (John
Hancock1/Declaration) (A)	37,115,005	374,490,398
Asia Total Return Bond, Class NAV (John
Hancock1) (A) (I)	6,748,077	63,769,323
Core Bond, Class NAV (Wells Capital)	12,776,451	161,877,636
Emerging Markets Debt Fund, Class NAV
(John Hancock1) (A)	3,866,559	37,118,968
Floating Rate Income, Class NAV
(WAMCO)	44,209,612	413,801,972
Global Bond, Class NAV (PIMCO)	10,487,533	125,955,269
Global High Yield, Class NAV (Stone
Harbor)	6,284,115	62,652,624
High Income, Class NAV (John Hancock1)
(A)	11,428,509	92,685,208
High Yield, Class NAV (WAMCO)	9,883,250	90,827,068
Investment Quality Bond, Class NAV
(Wellington)	15,980,973	195,127,682

	Shares	Value

Real Return Bond, Class NAV (PIMCO)	9,080,204	$104,422,346
Short Duration Credit Opportunities, Class
NAV (Stone Harbor)	17,182,053	175,772,398
Short Term Government Income, Class
NAV (John Hancock1) (A)	15,662,952	153,496,934
Spectrum Income, Class NAV (T. Rowe
Price)	15,733,573	172,911,968
Strategic Income Opportunities, Class
NAV (John Hancock1)(A)	18,543,065	200,821,394
Total Return, Class NAV (PIMCO)	27,097,713	374,490,398
U.S. High Yield Bond, Class NAV (Wells
Capital)	6,478,678	79,882,096

ALTERNATIVE - 4.7%

John Hancock Funds II (G) - 4.7%
Currency Strategies, Class NAV (First
Quadrant)	9,351,026	94,071,325
Global Absolute Return Strategies, Class
NAV (Standard Life)	7,801,983	84,573,496

Total Investments (Lifestyle Conservative Portfolio) (Cost
$3,500,678,254) - 100.0%		$3,814,170,657

Other assets and liabilities, net - 0.0%		(31,483)

TOTAL NET ASSETS - 100.0%		$3,814,139,174

Footnotes
(A) The subadviser is an affiliate of the adviser.
(G) The underlying fund’s subadviser is shown parenthetically.
(I) Non-income producing.
(1) Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

5

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - September 30, 2013 (Unaudited)
(showing percentage of total net assets)

Investment Companies
Underlying Funds’ Investment Managers

Allianz Life Insurance Company of New York	(Allianz)

Atlantis Investment Management (Hong Kong) Ltd.	(Atlantis)

Baillie Gifford Overseas, Ltd.	(Baillie Gifford)

Davis Selected Advisers, L.P.	(Davis)

Declaration Management & Research, LLC	(Declaration)

Deutsche Investment Management Americas Inc.	(Deutsche)

Dimensional Fund Advisors LP	(DFA)

Epoch Investment Partners, Inc.	(Epoch)

First Quadrant, L.P.	(First Quadrant)

Franklin Mutual Adviser	(Franklin)

Franklin Templeton Investment Corp.	(Franklin Templeton)

Templeton Investment Counsel, LLC	(Templeton)

Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)

Invesco Advisers, Inc.	(Invesco)

Jennison Associates LLC	(Jennison)

John Hancock Asset Management	(John Hancock)

Lord, Abbett & Co. LLC	(Lord Abbett)

Pacific Investment Management Company LLC	(PIMCO)

QS Investors, Inc.	(QS Investors)

Rainier Investment Management, Inc.	(Rainier)

Robeco Investment Management, Inc.	(Robeco)

RS Investment Management Company LLC	(RS Investments)

Standard Life Investments (Corporate Funds) Limited	(Standard Life)

Stone Harbor Investment Partners LP	(Stone Harbor)

T. Rowe Price Associates, Inc	(T. Rowe Price)

Wellington Management Company, LLP	(Wellington)

Wells Capital Management, Incorporated	(Wells Capital)

Western Asset Management Company	(WAMCO)

6

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - September 30, 2013 (Unaudited)
(showing percentage of total net assets)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Investments by the portfolios in underlying affiliated funds are valued at their respective net asset values each business day.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of September 30, 2013, all investments are categorized as Level 1 under the hierarchy described above.

Cost of Investment Securities for Federal Income Tax Purposes

The cost of investments owned at September 30, 2013, including short-term investments, for federal income tax purposes, were as follows:

				Net Unrealized
		Unrealized	Urealized	Appreciation/
Portfolio	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
Lifestyle Aggressive Portfolio	$3,103,385,680	$1,294,728,140	($4,460,217)	$1,290,267,923
Lifestyle Growth Portfolio	9,974,804,378	3,547,276,999	(18,060,639)	3,529,216,360
Lifestyle Balanced Portfolio	11,233,969,963	3,184,852,197	(23,863,227)	3,160,988,970
Lifestyle Moderate Portfolio	3,894,696,204	672,611,279	(14,797,454)	657,813,825
Lifestyle Conservative Portfolio	3,439,767,763	388,278,975	(13,876,081)	374,402,894

For additional information on the portfolios' significant accounting policies, please refer to the portfolios' most recent semiannual or annual shareholder report.

7

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock Lifestyle Portfolios.

LS0Q3 9/13
11/13

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II – Lifestyle Portfolios

/s/ Hugh McHaffie
_______________
Hugh McHaffie
President

Date: November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie
_______________
Hugh McHaffie
President

Date: November 25, 2013

/s/ Charles A. Rizzo
_______________
Charles A. Rizzo
Chief Financial Officer

Date: November 25, 2013